Basis of Presentation and Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended						4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Denominator: Weighted average Redeemable Class A Common Stock
Weighted-average number of ordinary shares used in net loss per share - basic and diluted											11,324,677	11,319,777
Net loss per ordinary share - basic and diluted		$ (2.22)			$ (0.95)				$ (14.14)	$ (2.02)	$ (4.85)	$ (2.56)
Numerator: Net income (loss) minus redeemable net earnings
Net losses incurred for the period		$ (25,650,000)	$ (56,825,000)	$ (79,433,000)	$ (10,702,000)	$ (6,660,000)	$ (5,523,000)		$ (161,908,000)	$ (22,885,000)	$ (54,875,000)	$ (29,024,000)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Class A common stock		11,542,639			11,324,677				11,453,864	11,324,677
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Numerator: Earnings allocable to Redeemable Class A Common Stock
Net loss attributable to ordinary shareholders - basic	$ (683)	$ 10,213,053	$ (20,887,949)	$ 3,176,347
Numerator: Net income (loss) minus redeemable net earnings
Net losses incurred for the period	(683)	10,213,053						$ (732)	$ (7,498,549)
Allocation of net income (loss) to Class B common stock	$ (683)	$ 2,042,611							$ (1,618,264)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Class B common stock	3,450,000	5,750,000							5,750,000
Allocation of net income (loss) to Class A common stock subject to possible redemption		$ 8,170,422							$ (5,880,285)
Basic and diluted weighted average shares outstanding, Class A common stock		23,000,000							20,893,773
Basic and diluted net income (loss) per share		$ 0.36							$ (0.28)
Allocation of net income (loss) to Class B common stock	$ (683)	$ 2,042,611							$ (1,618,264)
Basic and diluted weighted average shares outstanding, Class B common stock	3,450,000	5,750,000							5,750,000
Basic and diluted net income (loss) per share	0.00	0.36						0.00	(0.28)